Financial Risk Management (Tables)	12 Months Ended
Jul. 31, 2021
Financial Risk Management
Disclosure of information about liquidity risk obligations
	Total	Less than 1 year	1-5 years
Amounts payable and other liabilities	$24,243	$24,243	$-
Due to a related party	25,367	25,367	-
Lease liability	48,799	7,466	41,333
Total	$98,409	$57,076	$41,333

The following obligations existed at July 31, 2020:
	Total	Less than 1 year	1-5 years
Amounts payable and other liabilities	$4,176	$4,176	$-
Due to a related party	75,832	75,832	-
Total	$80,008	$80,008	$-